Annual Total Returns	Dec. 31, 2025
MFS Active Core Plus Bond ETF | MFS Active Core Plus Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.80%
MFS Active Growth ETF | MFS Active Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	14.35%
MFS Active Intermediate Muni Bond ETF | MFS Active Intermediate Muni Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.15%
MFS Active International ETF | MFS Active International ETF
Prospectus [Line Items]
Annual Return [Percent]	26.33%
MFS Active Value ETF | MFS Active Value ETF
Prospectus [Line Items]
Annual Return [Percent]	13.40%